FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Cash	$ 7,767	$ 2,688
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 7,767
Current assets exceeded amount	15,878
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	189
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	212
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 147